Cash and cash equivalents	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
CubeBio Co., Ltd. [Member]
Entity Information [Line Items]
Cash and cash equivalents

6. Cash and cash equivalents

Cash and cash equivalents as of June 30, 2026 and December 31, 2025 are as follows:

		June 30, 2026	December 31, 2025
		(In thousands of Korean won)
Deposit in banks	₩	296,399	322,177
Foreign currency deposit in banks		16,028	13,637
Total	₩	312,427	335,814

The Company doesn’t have any restricted cash and cash equivalents as of June 30, 2026 and December 31 2025.

7. Cash and cash equivalents

Cash and cash equivalents as of December 31, 2025 and 2024 are as follows:

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Deposit in banks	₩	322,177	3,648,204
Foreign currency deposit in banks		13,637	13,970
Total	₩	335,814	3,662,174

The Company does not have any restricted cash and cash equivalents as of December 31, 2025.